Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	October 31, 2025	October 31, 2024

Accrued expenses (1)	$9,245,092	$5,853,795
Board compensation payable	75,000	363,726
Due to a third-party (2)	952,181	-
Other payable	746,450	706,781
Accrued expenses and other liabilities	$11,018,723	$6,924,302

(1)	The balance represented accrued contract expenses.

(2)	The balance was advanced by Dr. Guohua Zhang (former Chief Executive Officer and Chairman of the Board of the Company) before October 31, 2024 (Detail see Note 10).